Financial expenses and income - Additional inforamtion (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance Expense [Line Items]
Interest related to the installment payment programs for SMT and disputed mining royalties	$ 14.6	$ 38.2
Interest of other taxes related to disputed mining royalty	$ 0.7	5.6
Interests related to income tax assessment for the year 2013		31.4
Interests related to uncertain income tax treatments (IFRIC 23) associated primarily to tailing dam income tax		13.1
Interests related to SUNAT assessments		$ 8.7